Consolidated Balance Sheets (Unaudited) - ANYI NETWORK INC. - USD ($)	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 464,249	$ 613,980
Accounts receivable, net	38,540	66,535
Prepaid expenses and other current assets	393,703	404,322
Due from related party	4,246	4,308
Total current assets	900,738	1,089,145
Property and equipment, net	21,143	26,385
Total assets	921,881	1,115,530
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable		59
Accrued expenses and other payables	161,339	117,735
Advance from customers	42,315	67,484
Due to related parties	105,112	120,014
Total current liabilities	308,766	305,292
Total liabilities	308,766	305,292
SHAREHOLDERS' EQUITY:
Ordinary shares: $0.0001 par value, 5,000,000,000 shares authorized, 7,010,000 and 10,000 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	701	701
Stock subscription receivable	(701)	(701)
Statutory Reserve	107,520	106,654
Retained earnings	617,858	745,336
Accumulated other comprehensive income	(112,263)	(41,752)
Total shareholders' equity	613,115	810,238
Total liabilities and shareholders' equity	$ 921,881	$ 1,115,530